Average Annual Total Returns - SA Wellington Strategic Multi-Asset Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 1 Since Inception	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Class 3 Since Inception	Class 3 Inception Date	MSCI ACWI Index (net) 1 Year	MSCI ACWI Index (net) 5 Years	MSCI ACWI Index (net) 10 Years	MSCI ACWI Index (net) Since Inception	FTSE World Gov't Bond Index (U.S. $ hedged) (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE World Gov't Bond Index (U.S. $ hedged) (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE World Gov't Bond Index (U.S. $ hedged) (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE World Gov't Bond Index (U.S. $ hedged) (reflects no deduction for fees, expenses or taxes) Since Inception	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Blended Index Since Inception
Total	18.12%	9.03%	8.05%		17.80%			9.65%	Sep. 26, 2016	16.26%	12.26%	9.13%	12.74%	6.11%	4.42%	4.17%	3.65%	13.47%	9.78%	7.65%	9.81%